Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income from continuing operations	$ 162,232	$ 97,313	$ 88,500	$ 87,681	$ 43,833	$ 113,800	$ 51,987	$ 116,226	$ 435,726	$ 325,846	$ 421,814
Net income from continuing operations attributable to noncontrolling interests									(26,663)	(18,591)	(28,083)
Net income from continuing operations attributable to Albemarle Corporation									$ 409,063	$ 307,255	$ 393,731
Weighted-average common shares for basic earnings per share	81,226	81,385	84,028	88,719	89,018	89,327	89,414	88,997	83,839	89,189	90,522
Basic earnings per share from continuing operations (in dollars per share)	$ 1.93	$ 1.10	$ 0.95	$ 0.93	$ 0.42	$ 1.22	$ 0.54	$ 1.25	$ 4.88	$ 3.44	$ 4.35
Incremental shares under stock compensation plans									483	695	1,000
Total shares	81,713	81,852	84,489	89,236	89,660	89,879	90,051	89,947	84,322	89,884	91,522
Diluted earnings per share from continuing operations (in dollars per share)	$ 1.92	$ 1.10	$ 0.95	$ 0.92	$ 0.42	$ 1.21	$ 0.54	$ 1.24	$ 4.85	$ 3.42	$ 4.30